Note 7 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

6. Income Taxes

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company does not expect to pay any significant federal, state, or foreign income taxes in 2023 as a result of the losses recorded during the three and nine months ended September 30, 2023 and the additional losses expected for the remainder of 2023 and cumulative net operating loss carryforwards. Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized. As a result, as of September 30, 2023 and  December 31, 2022 the Company maintained a full valuation allowance for all deferred tax assets.

The Company recorded no income tax provision for the three and nine months ended September 30, 2023 and 2022, respectively. The effective tax rate for the nine months ended September 30, 2023 and 2022 is nil. The income tax rates vary from the federal and state statutory rates primarily due to the change in fair value of the stock warrants, Internal Revenue Code Section 162(m) limitations and ISO activity, as well as the valuation allowances on the Company’s deferred tax assets. The Company estimates its annual effective tax rate at the end of each quarterly period. Jurisdictions with a projected loss for the year where no tax benefit can be recognized due to the valuation allowance could result in a higher or lower effective tax rate during a particular quarter depending on the mix and timing of actual earnings versus annual projections.

7. Income Taxes

The provision for income taxes consists of the following components (in thousands):

Year Ended December 31,
	2022	2021
Current expense (benefit):
Federal	$—	$—
State	—	—
Foreign	—	—
Current income tax benefit	—	—
Deferred expense (benefit):
Federal	—	—
State	—	—
Foreign	—	—
Deferred income tax expense	—	—
Total	$—	$—

The following summarizes activity related to the Company’s valuation allowance (in thousands):

	Year Ended December 31,
	2022	2021
Valuation allowance at beginning of period	$18,823	$13,867
Income tax benefit	6,873	4,956
Release of valuation allowance	—	—
Valuation allowance at end of period	$25,696	$18,823

A reconciliation of the income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

	Year Ended December 31,
	2022		2021
	Amount	Percent	Amount	Percent
Federal tax benefit at statutory rate	$6,096	21.0%	$3,338	21.0%
State tax benefit net of federal	347	1.2%	25	0.2%
Foreign rate differential	10	0.0%	7	0.0%
Stock warrant costs	280	1.0%	1,413	8.9%
Other permanent differences	(145)	(0.5)%	(77)	(0.5)%
Permanent provision to return items	395	1.4%	344	2.2%
Stock compensation change	(49)	(0.2)%	(37)	(0.2)%
Uncertain tax provision	(61)	(0.2)%	(57)	(0.4)%
Increase in valuation allowance	(6,873)	(23.7)%	(4,956)	(31.2)%
Total tax (expense) benefit	$—	—%	$—	—%

The principal components of the Company’s deferred tax assets and liabilities consist of the following (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Start-up costs	$7,727	$5,618
Federal net operating loss carryforwards	11,024	10,866
174 R&D Carryforward	3,572	—
State tax loss carryforwards	237	64
Foreign net operating loss carryforwards	161	122
Tax credit carryforward	1,335	991
ROU Liability	96	34
Deferred compensation	1,630	1,157
Total deferred tax assets	$25,782	$18,852
Less valuation allowance	(25,696)	(18,823)
Net deferred tax assets	$86	$29
Deferred tax liabilities:
Fixed assets	$-	$(6)
ROU Asset	(86)	(23)
Total deferred tax liabilities	$(86)	$(29)
Net deferred taxes	$—	$—

The Company has incurred net operating losses since inception. As of December 31, 2022, the Company had total US federal operating loss carry forwards of approximately $52 million. Of this, $6.1 million will expire commencing in 2035, with the rest having no set expiration date. The value of these carryforwards depends on the Company’s ability to generate taxable income. Additionally, because federal tax laws limit the time during which the net operating loss carryforwards may be applied against future taxes, if the Company fails to generate taxable income prior to the expiration dates of the carry forwards the Company may not be able to fully utilize the net operating loss carryforwards to reduce future income taxes. Under the new tax laws, net operating loss carry forwards will not expire beginning for losses generated in the 2018 tax year. However, these net operating losses will only be able to offset 80% of future taxable income. However, with the signing of the CARES Act net operating loss carryforwards created in 2018, 2019, and 2020 are able to offset 100% of future taxable income. Finally, the Company has not undertaken a detailed analysis of the application of IRC Section 382 with respect to limitations on the utilization of net operating loss carryforwards and other deferred tax assets. However, the Company believes that this matter is not material to the overall tax position within the financial statements due to the full valuation allowance against the net operating losses and the lack of utilization of the net operating losses during tax years open under statute.

The Company conducts business in various locations and, as a result, files income tax returns in the United States federal jurisdiction, in multiple state jurisdictions, and internationally as required. As of December 31, 2022, the Company had state operating losses of approximately $2.5 million which expire commencing in 2036. Since the Company is in a loss carryforward position, the Company is generally subject to examination by the US federal, state and local income tax authorities for all tax years in which a loss carryforward is available.

Management has evaluated the positive and negative evidence for the realizability of its deferred tax assets. The Company has cumulative losses and there is no assurance of future taxable income, therefore, valuation allowances have been recorded to fully offset the deferred tax asset at December 31, 2022. Management has determined that it is more likely than not that the Company will not recognize the benefits of its federal and state deferred tax assets, and as a result, a valuation allowance of $25.7 million and $18.8 million has been established at December 31, 2022 and 2021, respectively. The change in the valuation allowance for the year ended December 31, 2022 was primarily due to additional operating losses and capitalized research costs.

The Company undertakes research and development (R&D) activities that qualify for certain tax credits for US and Australian income tax purposes. The Company has a full valuation allowance against its US federal R&D tax credits. For the 2022 tax year, the potential US and Australian research and development tax credits are not expected to be significant. The federal research credits will begin to expire in the years 2037 through 2041, if not utilized.

The Company has a liability for unrecognized tax benefits of $0.2 million (excluding accrued interest and penalties) as of December 31, 2022. The Company's policy is to record interest and penalties related to income taxes as part of its income tax provision.

A reconciliation of the beginning and ending unrecognized tax benefits excluding interest and penalties is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Balance, beginning of year	$175	$118
Additions for tax positions related to the current year	—	—
Additions for tax positions related to prior years	61	57
Reductions due to lapse of statutes of limitations	—	—
Decreases related to settlements with tax authorities	—	—
Balance, end of year	$236	$175

The Company does not believe that its tax positions will significantly change due to any settlement and/or expiration of statutes of limitations prior to  December 31, 2022 within the next year.

Starting in 2022, changes to Internal Revenue Code Section 174 made by the Tax Cuts and Jobs Act of 2017 no longer permit an immediate deduction for research and development expenditures in the tax year that such costs are incurred. As a result the Company capitalized such costs in its 2022 income tax provision, resulting in an increase in deferred tax assets.